Identification and Activities of the Company and Subsidiaries (Details 1) - shares	Dec. 31, 2020	Dec. 31, 2019
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	23.77%	23.77%
The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	19.30%	14.56%
Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	17.41%	18.50%
Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	6.91%	6.91%
Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.34%	3.34%
Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.33%	2.60%
Banco Itau via Foreign Investor Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		2.80%
Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.77%	2.51%
Banco de Chile via State Street [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.65%
Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.34%	1.85%
Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		1.82%
Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.59%	1.59%
Banchile Corredora de Bolsa S. A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.10%
Banco de Chile on behalf of Citibank NA New York customers [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	0.73%
Santiago stock exchanges [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		1.18%
Series A Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	62,556,568	62,556,568
Number of Shares Outstanding, Ownership Percentage	43.80%	43.80%
Series A Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	44,894,152	44,894,152
Number of Shares Outstanding, Ownership Percentage	31.43%	31.43%
Series A Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	18,179,147	18,179,147
Number of Shares Outstanding, Ownership Percentage	12.73%	12.73%
Series A Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,798,539	8,798,539
Number of Shares Outstanding, Ownership Percentage	6.16%	6.16%
Series A Stock [Member] | Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	109
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Banco Itau via Foreign Investor Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		0
Number of Shares Outstanding, Ownership Percentage		0.00%
Series A Stock [Member] | Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Banco de Chile via State Street [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	1,418	3,056
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		491,729
Number of Shares Outstanding, Ownership Percentage		0.34%
Series A Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,147,263	4,147,263
Number of Shares Outstanding, Ownership Percentage	2.90%	2.90%
Series A Stock [Member] | Banchile Corredora de Bolsa S. A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	459,202
Number of Shares Outstanding, Ownership Percentage	0.32%
Series A Stock [Member] | Banco de Chile on behalf of Citibank NA New York customers [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	177,463
Number of Shares Outstanding, Ownership Percentage	0.12%
Series A Stock [Member] | Santiago stock exchanges [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		30,590
Number of Shares Outstanding, Ownership Percentage		0.02%
Series B Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	50,792,452	38,311,788
Number of Shares Outstanding, Ownership Percentage	42.19%	31.83%
Series B Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	922,971	3,793,154
Number of Shares Outstanding, Ownership Percentage	0.77%	3.15%
Series B Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	6,129,339	6,842,746
Number of Shares Outstanding, Ownership Percentage	5.09%	5.68%
Series B Stock [Member] | Banco Itau via Foreign Investor Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		7,373,216
Number of Shares Outstanding, Ownership Percentage		6.13%
Series B Stock [Member] | Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	7,294,827	6,618,416
Number of Shares Outstanding, Ownership Percentage	6.06%	5.50%
Series B Stock [Member] | Banco de Chile via State Street [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	6,971,782
Number of Shares Outstanding, Ownership Percentage	5.79%
Series B Stock [Member] | Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,788,517	4,863,467
Number of Shares Outstanding, Ownership Percentage	7.30%	4.04%
Series B Stock [Member] | Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		4,285,696
Number of Shares Outstanding, Ownership Percentage		3.56%
Series B Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	46,500	46,500
Number of Shares Outstanding, Ownership Percentage	0.04%	0.04%
Series B Stock [Member] | Banchile Corredora de Bolsa S. A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	2,426,758
Number of Shares Outstanding, Ownership Percentage	2.02%
Series B Stock [Member] | Banco de Chile on behalf of Citibank NA New York customers [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	1,732,249
Number of Shares Outstanding, Ownership Percentage	1.44%
Series B Stock [Member] | Santiago stock exchanges [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		3,077,930
Number of Shares Outstanding, Ownership Percentage		2.56%